SHARE-BASED COMPENSATION - Schedule of compensation expenses recognized for options (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
SHARE-BASED COMPENSATION
Share based compensation expense	$ 2,215	$ 35,894
Research and development expenses
SHARE-BASED COMPENSATION
Share based compensation expense	950	19,968
Selling and marketing expenses
SHARE-BASED COMPENSATION
Share based compensation expense	176	3,252
General and administrative expenses
SHARE-BASED COMPENSATION
Share based compensation expense	$ 1,089	$ 12,674